INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Schedule of movement of equity investments
$

Balance at January 1, 2016	26,052
Additions	2,999
Share of results	(1,246)
Share of other comprehensive loss	(450)
Less: disposals and transfers	(1,522)
Balance at December 31, 2016	25,833

Additions	4,101
Share of results	(1,912)
Share of other comprehensive income	303
Less: disposals and transfers	(17,198)
Less: transfer upon acquisition of controlling interest in an associated company (Note 4)	(2,387)
Balance at December 31, 2017	8,740

Additions	24,872
Share of results	(3,066)
Share of other comprehensive loss	(1,097)
Distribution from investment	(578)
Impairment	(2,562)
Balance at December 31, 2018	26,309